Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PENN SERIES FUNDS INC
Entity Central Index Key	0000702340
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000018285 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 113,088,626
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 412,042
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$113,088,626
Total number of portfolio holdings	13
Total advisory fee paid	$412,042

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Bills 3.855%, 01/02/26	8.8%
Tennessee Valley Authority 3.646%, 01/21/26	8.8%
Federal National Mortgage 3.643%, 01/23/26	8.8%
U.S. Treasury Bills 3.556%, 03/05/26	8.8%
Freddie Mac Discount Notes 3.633%, 03/09/26	8.8%
Federal Home Loan Banks 3.653%, 03/11/26	7.0%
Federal Farm Credit Banks 3.640%, 02/04/26	6.6%
Federal Home Loan Banks 3.690%, 02/20/26	6.6%
Freddie Mac Discount Notes 3.705%, 01/26/26	6.2%
Federal National Mortgage 3.598%, 02/09/26	4.4%

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Bills 3.855%, 01/02/26	8.8%
Tennessee Valley Authority 3.646%, 01/21/26	8.8%
Federal National Mortgage 3.643%, 01/23/26	8.8%
U.S. Treasury Bills 3.556%, 03/05/26	8.8%
Freddie Mac Discount Notes 3.633%, 03/09/26	8.8%
Federal Home Loan Banks 3.653%, 03/11/26	7.0%
Federal Farm Credit Banks 3.640%, 02/04/26	6.6%
Federal Home Loan Banks 3.690%, 02/20/26	6.6%
Freddie Mac Discount Notes 3.705%, 01/26/26	6.2%
Federal National Mortgage 3.598%, 02/09/26	4.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018286 [Member]
Shareholder Report [Line Items]
Fund Name	Limited Maturity Bond Fund
Class Name	Limited Maturity Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Limited Maturity Bond Fund returned 6.16% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%, while the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, the Fund's performance benchmark, returned 5.35%.
Top Contributors To Performance
Performance over the past year was led by securitized overweights. An overweight to agency mortgage‑backed securities (agency MBS) and commercial mortgage-backed securities (CMBS) contributed to performance, as carry and tighter spreads outpaced the benchmark’s minimal exposure.
Spread tightening in investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yields across most sectors contributed to spread tightening throughout the year.
Top Detractors From Performance
An underweight in agency and Treasury securities modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	6.16%	2.84%	2.84%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	5.35%	1.97%	2.09%

Net Assets	$ 69,799,561
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 309,825
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$69,799,561
Total number of portfolio holdings	53
Total advisory fee paid (net of waivers)	$309,825
Portfolio turnover rate	31%
Weighted Average Maturity	7.0 Years
Effective Duration	1.8 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Asset Backed Securities	31.8%
Corporate Bonds	30.9%
Residential Mortgage Backed Securities	28.2%
Commercial Mortgage Backed Securities	7.5%
Money Market Funds	1.6%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018287 [Member]
Shareholder Report [Line Items]
Fund Name	Index 500 Fund
Class Name	Index 500 Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Index 500 Fund returned 17.47% for the twelve-months ended December 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 17.88%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were NVIDIA Corp., Microsoft Corp. and Alphabet Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were information technology and communication services.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were UnitedHealth Group Inc., Salesforce Inc., and Fiserv Inc. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Index 500 Fund	17.47%	14.07%	14.48%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%

Net Assets	$ 927,643,728
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 1,093,210
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$927,643,728
Total number of portfolio holdings	505
Total advisory fee paid	$1,093,210
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.9%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018288 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Mid Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Growth Fund returned 0.85% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Growth Index, the Fund's performance benchmark, returned 8.66%.
Top Contributors To Performance
Coherent Corp., the largest contributor to the Fund’s relative performance, specializes in the development, manufacturing, and marketing of materials, opto-electronic components, and lasers for various markets across industrial, communications, electronics, and instrumentation. Howmet Aerospace Inc., another top contributor, specializes in the development and manufacturing of lightweight metal products for the aerospace and defense industries. IDEXX Laboratories, Inc. also contributed to relative performance. The company engages in the development, manufacture, and distribution of products and services for the animal veterinary, livestock and poultry, dairy, and water testing markets.
Top Detractors From Performance
Floor & Decor Holdings, Inc., a top detractor from relative performance, engages in the retailing of hard surface flooring and related accessories. Trex Company, Inc., another top detractor, offers wood-alternative decking and railing. Its products include deck framing and drainage, outdoor lighting, furniture, pergolas and outdoor kitchens, fencing, collections, and accessory hardware. Pool Corporation also detracted from performance. The company engages in the wholesale distribution of swimming pool supplies, equipment, and related leisure products.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Cap Growth Fund	0.85%	(0.01)%	10.83%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.49%

Net Assets	$ 118,899,874
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 863,026
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$118,899,874
Total number of portfolio holdings	62
Total advisory fee paid	$863,026
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
IDEXX Laboratories, Inc.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	2.9%
Cloudflare, Inc., Class A	2.8%
CoStar Group, Inc.	2.7%
Datadog, Inc., Class A	2.5%
LPL Financial Holdings, Inc.	2.4%
Fastenal Co.	2.3%
Insulet Corp.	2.3%
Howmet Aerospace, Inc.	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
IDEXX Laboratories, Inc.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
Monolithic Power Systems, Inc.	2.9%
Cloudflare, Inc., Class A	2.8%
CoStar Group, Inc.	2.7%
Datadog, Inc., Class A	2.5%
LPL Financial Holdings, Inc.	2.4%
Fastenal Co.	2.3%
Insulet Corp.	2.3%
Howmet Aerospace, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018289 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Value Fund returned 6.80% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 11.05%.
Top Contributors To Performance
Relative contributors to performance included BWX Technologies, the sole supplier of nuclear power systems to the U.S. Navy. The company has received increased attention from investors due to both the outlook for increased military spending and its potential role in the development of small-scale nuclear facilities to power data centers. Longtime holding Casey’s General Stores, another positive contributor, owns and operates gas stations and convenience stores mostly in smaller communities, where it has established a strong competitive footprint. The company has delivered very strong earnings growth, aided by its expanding store footprint.
Top Detractors From Performance
Relative performance was hindered by our position in Bath & Body Works. The specialty retailer reported disappointing revenue growth and reduced guidance, reflecting both cautious spending and operational issues that need to be addressed. We significantly reduced our holdings given our concerns over poor execution by management. Westlake Corporation was another relative detractor from performance. This low-cost supplier of petrochemicals, polyvinyl chloride (PVC) pipe, and other residential building products missed its first-quarter earnings targets as higher raw-material costs pressured margins.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Cap Value Fund	6.80%	8.69%	6.16%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%

Net Assets	$ 84,605,575
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 458,726
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$84,605,575
Total number of portfolio holdings	73
Total advisory fee paid (net of waivers)	$458,726
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Alliant Energy Corp.	2.6%
Casey's General Stores, Inc.	2.5%
Expand Energy Corp.	2.3%
Everest Group Ltd.	2.2%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Entergy Corp.	2.2%
Wintrust Financial Corp.	2.1%
TransUnion	2.1%
Selective Insurance Group, Inc.	2.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Alliant Energy Corp.	2.6%
Casey's General Stores, Inc.	2.5%
Expand Energy Corp.	2.3%
Everest Group Ltd.	2.2%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Entergy Corp.	2.2%
Wintrust Financial Corp.	2.1%
TransUnion	2.1%
Selective Insurance Group, Inc.	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018290 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Growth Fund returned 9.80% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
An underweight position within the consumer discretionary sector was a primary contributor to relative performance, led by the Fund’s underweight position in Amazon. Stocks in other sectors that benefited relative returns included an overweight position in Amphenol, holdings in Taiwan Semiconductor Manufacturing, and an underweight position in Apple.
Top Detractors From Performance
A combination of stock selection and an underweight position within the information technology sector was a primary detractor from relative performance. Within this sector, holdings in Accenture and not owning Broadcom weakened relative results. An underweight position in NVIDIA also dampened relative results. Stock selection and an overweight position within the financials sector also hurt relative performance, led by an overweight position in Fiserv. Stock selection within both the health care and industrials sectors further detracted from relative results.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Cap Growth Fund	9.80%	9.93%	14.12%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%

Net Assets	$ 71,700,704
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 375,783
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,700,704
Total number of portfolio holdings	54
Total advisory fee paid	$375,783
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.8%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	3.9%
Visa, Inc., Class A	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.5%
Amphenol Corp., Class A	3.4%
Accenture PLC, Class A	3.3%
Aon PLC, Class A	2.7%
TransUnion	2.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.8%
NVIDIA Corp.	9.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	3.9%
Visa, Inc., Class A	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.5%
Amphenol Corp., Class A	3.4%
Accenture PLC, Class A	3.3%
Aon PLC, Class A	2.7%
TransUnion	2.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018291 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Core Value Fund
Class Name	Mid Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Core Value Fund returned 8.68% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 11.05%.
Top Contributors To Performance
Stock selection in the industrials sector supported relative performance due in part to the Fund’s positions in Oshkosh and Cummins. Additionally, stock selection in specialized REITs supported relative performance in the real estate sector.
Among individual holdings, Teradyne was a relative contributor. This semiconductor test company delivered strong earnings with sales and profit hitting the top end of the guidance range. Teradyne benefits from robust artificial intelligence testing demand across all its segments.
Top Detractors From Performance
Stock selection in the information technology sector weighed on relative performance. The portfolio was underweight to the sector, which has continued to benefit from ample artificial intelligence-related capital expenditures. Stock selection in the materials sector also weighed on relative performance.
Graphic Packaging Holding was a notable individual detractor. Shares of this consumer goods packaging company slumped due to weak volumes, and as a result, the company cut its guidance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Mid Core Value Fund	8.68%	8.65%	8.96%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%

Net Assets	$ 65,600,820
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 498,651
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$65,600,820
Total number of portfolio holdings	122
Total advisory fee paid	$498,651
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.8%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Becton Dickinson & Co.	1.6%
Labcorp Holdings, Inc.	1.6%
Kenvue, Inc.	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.8%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Becton Dickinson & Co.	1.6%
Labcorp Holdings, Inc.	1.6%
Kenvue, Inc.	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018292 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Real Estate Securities Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Real Estate Securities Fund returned 2.30% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the FTSE NAREIT All Equity REITs Index, the Fund's performance benchmark, returned 2.27%.
Top Contributors To Performance
Stock selection and an overweight in the health care sector aided relative performance, led by an overweight in Welltower, which rallied on strong senior housing operating fundamentals. Not owning Alexandria Real Estate Equities was also beneficial, as the stock declined significantly after the company’s earnings fell short of expectations. An underweight in the apartment sector aided performance as well. While supply is broadly turning more supportive, the magnitude and duration of challenges within the Sunbelt region remain to be seen. Stock selection in offices further aided performance, and the timing of an allocation to Kilroy Realty was beneficial.
Top Detractors From Performance
An underweight and stock selection in industrial REITs detracted from performance, as the sector outperformed amid optimism about a rebound in demand. An overweight in cold-storage operator Americold Realty Trust also hindered performance. The company has been contending with weakening occupancy trends, with supply not expected to peak until next year. An overweight in single-family homes for rent also hindered performance, as the sector lagged amid a step-down in interest rates during the year. An underweight in regional malls detracted, as the sector benefited from signs of resilient consumer spending.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Real Estate Securities Fund	2.30%	5.33%	6.08%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	2.27%	4.85%	5.77%

Net Assets	$ 93,983,988
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 688,429
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$93,983,988
Total number of portfolio holdings	43
Total advisory fee paid	$688,429
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	11.8%
Digital Realty Trust, Inc.	7.9%
Crown Castle, Inc.	5.3%
Equinix, Inc.	4.9%
Prologis, Inc.	4.9%
Extra Space Storage, Inc.	4.7%
American Tower Corp.	4.5%
SBA Communications Corp.	4.2%
Iron Mountain, Inc.	3.8%
Agree Realty Corp.	3.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Welltower, Inc.	11.8%
Digital Realty Trust, Inc.	7.9%
Crown Castle, Inc.	5.3%
Equinix, Inc.	4.9%
Prologis, Inc.	4.9%
Extra Space Storage, Inc.	4.7%
American Tower Corp.	4.5%
SBA Communications Corp.	4.2%
Iron Mountain, Inc.	3.8%
Agree Realty Corp.	3.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018293 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Bond Fund
Class Name	Quality Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Quality Bond Fund returned 7.56% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%.
Top Contributors To Performance
Following significant volatility early in 2025 surrounding the implementation of tariffs, fixed income markets quickly rebounded. The Federal Reserve resumed interest-rate cuts in September as inflation signals eased and the labor market appeared to soften. The portfolio’s overweight in spread products contributed to excess returns versus the benchmark. Overweights in residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) were the principal drivers. We maintained duration consistent with the benchmark, along with curve positioning that benefited from the steepening of the Treasury curve.
Top Detractors From Performance
Investment-grade (IG) and high-yield corporate exposures provided essentially flat excess returns relative to the index, lagging the other sectors in the portfolio, particularly the strong performance of structured products.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Quality Bond Fund	7.56%	0.17%	2.67%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 347,257,344
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,578,746
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$347,257,344
Total number of portfolio holdings	126
Total advisory fee paid	$1,578,746
Portfolio turnover rate	30%
Weighted Average Maturity	11.4 Years
Effective Duration	6.0 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	40.8%
Corporate Bonds	24.5%
Commercial Mortgage Backed Securities	12.5%
U.S. Treasury Obligations	11.6%
Asset Backed Securities	9.7%
Municipal Bonds	0.8%
Money Market Funds	0.1%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018294 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series High Yield Bond Fund returned 8.87% for the twelve-months ended December 31, 2025. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 7.30%, while the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, the Fund's performance benchmark, returned 8.78%.
Top Contributors To Performance
The Fund delivered strong performance in a year marked by robust returns within the asset class. Throughout the period, the Fund strategically increased credit risk and extended portfolio duration to enhance income generation and capitalize on total return opportunities. Credit selection was a significant contributor to overall returns. Prime Healthcare Services, one of the nation’s largest health systems, was the Fund’s top contributor to performance. Other notable contributors included Nielsen, Lifepoint Health and Civitas Resources.
Top Detractors From Performance
Venture Global, the Fund’s top detractor, lost a significant arbitration claim that affected the company’s performance in 2025, leading investors to adopt a more cautious forward‑looking view. We remain positive about the situation and have reaffirmed our confidence in the credit.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
High Yield Bond Fund	8.87%	5.17%	6.87%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%

Net Assets	$ 122,897,622
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 566,811
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$122,897,622
Total number of portfolio holdings	100
Total advisory fee paid	$566,811
Portfolio turnover rate	115%
Weighted Average Maturity	2.2 Years
Effective Duration	3.3 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	94.9%
Money Market Funds	2.3%
Loan Agreements	2.3%
Asset Backed Securities	0.5%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018295 [Member]
Shareholder Report [Line Items]
Fund Name	Large Growth Stock Fund
Class Name	Large Growth Stock Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Growth Stock Fund returned 15.28% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
An underweight allocation to the consumer staples sector contributed to relative performance during the period. In addition, the industrials and business services sectors further aided relative returns, driven by favorable stock selection, including the position in GE Aerospace.
Top Detractors From Performance
The consumer discretionary sector detracted from relative performance, primarily due to unfavorable stock selection, including the position in Chipotle Mexican Grill. The health care sector also weighed on relative performance, largely due to stock selection, including the position in UnitedHealth Group.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Growth Stock Fund	15.28%	9.08%	13.87%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%

Net Assets	$ 376,680,617
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,468,310
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$376,680,617
Total number of portfolio holdings	70
Total advisory fee paid	$2,468,310
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	13.9%
Microsoft Corp.	11.9%
Apple, Inc.	10.5%
Alphabet, Inc., Class A	6.7%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.6%
Tesla, Inc.	3.1%
Visa, Inc., Class A	2.7%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2]  Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	13.9%
Microsoft Corp.	11.9%
Apple, Inc.	10.5%
Alphabet, Inc., Class A	6.7%
Amazon.com, Inc.	5.4%
Broadcom, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	3.6%
Tesla, Inc.	3.1%
Visa, Inc., Class A	2.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018296 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Value Fund returned 10.00% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 15.91%.
Top Contributors To Performance
Philip Morris International contributed to performance following its consistent growth in its smokeless business. RTX contributed as well, benefiting from the commercial aerospace cycle and experiencing tailwinds from Europe’s rearmament, as the EU increases defense spending as a percentage of GDP. UnitedHealth Group contributed due to hopes for improved Medicare Advantage reimbursement rates under the current administration.
Top Detractors From Performance
An underweight position in Alphabet Inc. detracted from performance as shares rose on improved sentiment around the company’s fundamentals and long-term competitive positioning in artificial intelligence (AI), supported by momentum from Gemini and post-regulatory normalization. Fiserv detracted as well in the wake of continued management missteps which included sweeping personnel changes. The company also missed 3Q25 earnings and slashed guidance. Accenture detracted and experienced a noticeable decline in overall bookings. The company’s substantial involvement with the U.S. government was another noteworthy factor in the stock’s underperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Cap Value Fund	10.00%	11.11%	9.71%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%

Net Assets	$ 160,759,974
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,076,840
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$160,759,974
Total number of portfolio holdings	76
Total advisory fee paid	$1,076,840
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc., Class B	3.9%
RTX Corp.	3.5%
Alphabet, Inc., Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc., Class B	3.9%
RTX Corp.	3.5%
Alphabet, Inc., Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.4%
Regeneron Pharmaceuticals, Inc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018297 [Member]
Shareholder Report [Line Items]
Fund Name	Flexibly Managed Fund
Class Name	Flexibly Managed Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Flexibly Managed Fund returned 11.96% for the twelve-months ended December 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 17.88%.
Top Contributors To Performance
The consumer staples sector contributed to relative performance due to an underweight allocation. In addition, the industrials and business services sectors also aided relative performance as a result of an underweight allocation.
Top Detractors From Performance
The health care sector detracted from relative performance due to unfavorable stock selection, including Becton, Dickinson and Company. In addition, the information technology sector weighed on relative performance owing to unfavorable stock selection, although the effect was partially offset by an overweight allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Flexibly Managed Fund	11.96%	9.19%	11.03%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%

Net Assets	$ 5,024,911,517
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 34,892,117
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,024,911,517
Total number of portfolio holdings	211
Total advisory fee paid	$34,892,117
Portfolio turnover rate	124%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
U.S. Treasury Notes 3.625%, 10/31/30	3.6%
U.S. Treasury Notes 3.500%, 11/30/30	3.3%
U.S. Treasury Notes 3.875%, 07/31/30	3.2%
Becton Dickinson & Co.	2.6%
Revvity, Inc.	2.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2] Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	4.6%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
U.S. Treasury Notes 3.625%, 10/31/30	3.6%
U.S. Treasury Notes 3.500%, 11/30/30	3.3%
U.S. Treasury Notes 3.875%, 07/31/30	3.2%
Becton Dickinson & Co.	2.6%
Revvity, Inc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018298 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series International Equity Fund returned 8.87% for the twelve-months ended December 31, 2025. During the same period, the MSCI ACWI ex-U.S. Index, the Fund's broad-based benchmark, returned 32.39%.
Top Contributors To Performance
Tencent Holdings Limited rallied strongly during 2025, benefiting from growth across both its domestic and international gaming segments, with games such as Clash Royale gaining in popularity. The company has also benefited from strong advertising growth. Shares of Rheinmetall AG rallied, benefiting from the European Union’s commitment to higher defense spending in response to the Trump administration's second term. Galderma Group AG benefited from its atopic dermatitis product, as well as its injectable Botox equivalent, Dysport. The company has seen both strong sales growth and margin expansion.
Top Detractors From Performance
Shares of the chemical company IMCD N.V. declined after the CEO exited and revenues were weaker than expected. We exited the position in favor of opportunities with more attractive risk-reward profiles. Shares of Novo Nordisk A/S sold off as competition from Eli Lilly and other compounders increased. We exited the position as the company’s growth became less predictable. SLB shares declined with the broader energy sector, but we exited our position in favor of companies with more attractive risk-reward profiles.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
International Equity Fund	8.87%	3.09%	6.49%
MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	32.39%	7.91%	8.41%

Net Assets	$ 215,532,682
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,818,794
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$215,532,682
Total number of portfolio holdings	46
Total advisory fee paid	$1,818,794
Portfolio turnover rate	216%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Galderma Group AG	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.7%
NatWest Group PLC	4.3%
Royal Bank of Canada	4.2%
Siemens Energy AG	4.0%
Prudential PLC	3.8%
Terna - Rete Elettrica Nazionale	3.7%
Games Workshop Group PLC	3.6%
Safran S.A.	3.4%
National Grid PLC	3.4%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Galderma Group AG	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.7%
NatWest Group PLC	4.3%
Royal Bank of Canada	4.2%
Siemens Energy AG	4.0%
Prudential PLC	3.8%
Terna - Rete Elettrica Nazionale	3.7%
Games Workshop Group PLC	3.6%
Safran S.A.	3.4%
National Grid PLC	3.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018299 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Value Fund returned 10.78% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Value Index, the Fund's performance benchmark, returned 12.59%.
Top Contributors To Performance
Precious metals mining company Coeur Mining was the top contributor to performance. It benefited from rising precious-metal prices, strong operational execution and reduced inflationary pressure. ESCO Technologies, Inc., an aerospace and industrials specialty component provider, was another top contributor. Its shares rose on robust revenue growth across the company’s Navy, commercial aerospace and utility end markets. ESCO also benefited from rising electricity demand, which drove increased capital expenditures. We view ESCO favorably due to its attractive valuation, experienced management team and exposure to defense and utility spending growth.
Top Detractors From Performance
ASGN, Inc., a professional staffing and IT consulting firm, was the top detractor from performance. The stock faced headwinds due to weaker defense bookings and ongoing IT spending pressures on the commercial side. We continue to like ASGN given its conservative balance sheet, strong cash flow generation and exposure to areas outside of traditional temporary staffing. Perella Weinberg Partners, a global investment bank, was another detractor. The stock declined due to disappointing earnings results consequent to a slowdown in M&A activity. We view the company as well-positioned for superior growth compared to its peers, given its more developed platforms, record M&A pipeline and attractive valuation.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Value Fund	10.78%	7.53%	8.12%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%

Net Assets	$ 143,166,479
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 968,844
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$143,166,479
Total number of portfolio holdings	186
Total advisory fee paid	$968,844
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
UMB Financial Corp.	1.5%
Commercial Metals Co.	1.4%
Atlantic Union Bankshares Corp.	1.3%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.2%
Ameris Bancorp	1.2%
Arcosa, Inc.	1.1%
Valley National Bancorp	1.1%
SPX Technologies, Inc.	1.1%
Taylor Morrison Home Corp.	1.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
UMB Financial Corp.	1.5%
Commercial Metals Co.	1.4%
Atlantic Union Bankshares Corp.	1.3%
Glacier Bancorp, Inc.	1.3%
Renasant Corp.	1.2%
Ameris Bancorp	1.2%
Arcosa, Inc.	1.1%
Valley National Bancorp	1.1%
SPX Technologies, Inc.	1.1%
Taylor Morrison Home Corp.	1.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018300 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Growth Fund returned 8.66% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Growth Index, the Fund's performance benchmark, returned 13.01%.
Top Contributors To Performance
Praxis Precision Medicines, a clinical-stage biopharmaceutical company, was a top contributor to performance. The company has gained increased attention from investors after reporting positive late-stage trial results for several products. Avidity Biosciences, another contributor, is developing next-generation therapies that target genetic drivers of diseases. We originally invested in Avidity because of our confidence in its differentiated pipeline and proprietary technology. Our conviction paid off when global pharmaceutical company Novartis announced its acquisition of Avidity, leading to a jump in the stock price.
Top Detractors From Performance
Relative performance was hindered by our investment in Shift4 Payments, a provider of payment processing technology solutions to the hospitality and live education sectors. The company reported slower-than-expected growth in payment volumes, which pressured its earnings growth. BellRing Brands, another detractor, is a leading supplier of branded ready-to-drink protein shakes. The stock declined after the company reported slightly slower-than-expected sales growth that it attributed to inventory clearing by retailers.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Growth Fund	8.66%	3.68%	10.14%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%

Net Assets	$ 93,966,199
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 651,531
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$93,966,199
Total number of portfolio holdings	129
Total advisory fee paid	$651,531
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.3%
Glaukos Corp.	2.2%
Avidity Biosciences, Inc.	1.9%
Crown Holdings, Inc.	1.7%
Rentokil Initial PLC, ADR	1.7%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
OSI Systems, Inc.	1.6%
Sensient Technologies Corp.	1.6%
CECO Environmental Corp.	1.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.3%
Glaukos Corp.	2.2%
Avidity Biosciences, Inc.	1.9%
Crown Holdings, Inc.	1.7%
Rentokil Initial PLC, ADR	1.7%
Globus Medical, Inc., Class A	1.7%
LPL Financial Holdings, Inc.	1.7%
OSI Systems, Inc.	1.6%
Sensient Technologies Corp.	1.6%
CECO Environmental Corp.	1.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063367 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Aggressive Allocation Fund returned 12.50% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Small Cap Growth, Quality Bond and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, mid-cap value stocks and large-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Core Growth and Large Cap Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Aggressive Allocation Fund	12.50%	7.44%	8.45%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 55,675,188
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 67,940
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$55,675,188
Total number of portfolio holdings	20
Total advisory fee paid	$67,940
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series International Equity Fund	7.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	27.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series International Equity Fund	7.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063368 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Conservative Allocation Fund
Class Name	Moderately Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Conservative Allocation Fund returned 9.52% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and high-yield bonds were the top contributors. Both developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks. High-yield bonds outperformed the U.S. Aggregate Bond Index, supported by spread tightening and their higher income profile.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Cap Value and Flexibly Managed Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderately Conservative Allocation Fund	9.52%	4.64%	5.76%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 71,364,189
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 86,842
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,364,189
Total number of portfolio holdings	15
Total advisory fee paid	$86,842
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.5%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	5.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	2.9%
Penn Series Large Core Value Fund	2.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	45.5%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	5.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	2.9%
Penn Series Large Core Value Fund	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063369 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Index Fund returned 12.01% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2000® Index, the Fund's performance benchmark, returned 12.81%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were EchoStar Corp., Credo Technology Group Holding Ltd and Bloom Energy Corp. On a sector level, the top contributors to the Fund’s performance during the reporting period were health care and industrials.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were SPS Commerce Inc., Vaxcyte Inc. and Six Flags Entertainment Corp. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and consumer staples.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Small Cap Index Fund	12.01%	5.41%	8.91%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%

Net Assets	$ 80,515,157
Holdings Count | Holding	1,930
Advisory Fees Paid, Amount	$ 236,998
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$80,515,157
Total number of portfolio holdings	1,930
Total advisory fee paid	$236,998
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Hecla Mining Co.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp., Class A	0.5%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Hecla Mining Co.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063370 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	SMID Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Growth Fund returned 2.00% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2500® Growth Index, the Fund's performance benchmark, returned 10.31%.
Top Contributors To Performance
High-speed connectivity solutions provider Credo Technology Group Holding Ltd. (Credo) was the top contributor to performance. The stock rallied due to robust demand for Credo’s active electrical cable product, and for its digital signal processors and retimers, which gained solid traction. We believe its valuation remains attractive and see several catalysts for the stock. Coherent Corp., a manufacturer of optical materials and semiconductors, was another contributor. Its share price appreciated given accelerating demand for high-speed optical connectivity products for artificial intelligence data centers and communications infrastructure, record revenues and investor optimism surrounding new product launches.
Top Detractors From Performance
Monday.com Ltd., a cloud-based platform that allows users to create their own applications and project management software, was the top detractor from performance. The stock declined due to increased customer acquisition costs in the small and midsize business segment and bearish sentiment around software, and we sold our position. Rocket Lab Corp., a company that builds, launches, and operates rockets and spacecraft, was another top detractor. Although Rocket Lab’s shares appreciated, it was a detractor for the portfolio due to our entry timing. We ultimately exited our position in Rocket Lab in favor of other names in the portfolio with better risk-reward profiles.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
SMID Cap Growth Fund	2.00%	0.10%	10.46%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	10.31%	2.98%	10.55%

Net Assets	$ 67,061,711
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 501,524
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$67,061,711
Total number of portfolio holdings	95
Total advisory fee paid	$501,524
Portfolio turnover rate	129%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Natera, Inc.	2.1%
Jefferies Financial Group, Inc.	1.9%
Lattice Semiconductor Corp.	1.9%
Loar Holdings, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%
Penumbra, Inc.	1.8%
Coherent Corp.	1.7%
Merit Medical Systems, Inc.	1.7%
Planet Fitness, Inc., Class A	1.7%
Teradyne, Inc.	1.7%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Natera, Inc.	2.1%
Jefferies Financial Group, Inc.	1.9%
Lattice Semiconductor Corp.	1.9%
Loar Holdings, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.8%
Penumbra, Inc.	1.8%
Coherent Corp.	1.7%
Merit Medical Systems, Inc.	1.7%
Planet Fitness, Inc., Class A	1.7%
Teradyne, Inc.	1.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063371 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Value Fund
Class Name	SMID Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Value Fund returned 2.60% for the twelve-months ended December 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 17.15%, while the Russell 2500® Value Index, the Fund's performance benchmark, returned 12.73%.
Top Contributors To Performance
Top contributors to performance were Lumentum Holdings, Globus Medical and Invesco. Lumentum outperformed on strong June quarter results and raised guidance, driven by robust artificial intelligence (AI)-related demand for data centers. Globus Medical benefited from the successful integration of recent acquisitions, which drove margin improvements and expanded its product portfolio in spine and pain management. Shares of Invesco rose after the company started a process to convert its flagship QQQ trust from a unit investment trust to an open-ended mutual fund.
Top Detractors From Performance
Top detractors from performance were Bath & Body Works, Graphic Packaging and Integer Holdings Group. Bath & Body Works reported weaker-than-expected quarterly results and lowered its full-year outlook. Investors reacted negatively to near-term margin pressures and uncertainty around execution. Broader concerns about slowing consumer demand and promotional intensity in the retail sector further weighed on sentiment. Graphic Packaging’s performance was largely attributed to a downward revision in earnings guidance and ongoing margin pressures, driven by weaker volumes and increased competition in the packaging sector. Integer Holdings Group also detracted, largely driven by a downward revision to its full-year guidance, which stemmed from weaker-than-expected adoption of several new products and reduced customer forecasts.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
SMID Cap Value Fund	2.60%	8.36%	8.11%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	12.73%	10.02%	9.72%

Net Assets	$ 43,343,233
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 374,056
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$43,343,233
Total number of portfolio holdings	94
Total advisory fee paid	$374,056
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TechnipFMC PLC	1.7%
Jones Lang LaSalle, Inc.	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.6%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc., Class A	1.6%
The Hanover Insurance Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
BJ's Wholesale Club Holdings, Inc.	1.6%
C.H. Robinson Worldwide, Inc.	1.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
TechnipFMC PLC	1.7%
Jones Lang LaSalle, Inc.	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.6%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc., Class A	1.6%
The Hanover Insurance Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
BJ's Wholesale Club Holdings, Inc.	1.6%
C.H. Robinson Worldwide, Inc.	1.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063372 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Balanced Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Balanced Fund returned 13.37% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the S&P 500® Index’s return of 17.88% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
The Fund’s fixed income allocation, the Penn Series Quality Bond Fund, was the top contributor to performance. Outperformance was driven primarily by an overweight in the mortgage-backed securities (MBS) and collateralized mortgage-backed securities (CMBS) sectors, along with an underweight to Treasuries.
Top Detractors From Performance
There were no significant detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Balanced Fund	13.37%	8.25%	9.58%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 80,253,347
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$80,253,347
Total number of portfolio holdings	3
Total advisory fee paid	N/A
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	39.9%
Asset Allocation Target

Largest Holdings [Text Block]	Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	39.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063373 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Conservative Allocation Fund returned 8.49% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and high-yield bonds were the top contributors. Both developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks. High-yield bonds exceeded the performance of the U.S. Aggregate Bond Index, supported by spread tightening and their higher income profile.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, short-duration bonds and large-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Declining interest rates weighed on the performance of short-duration bonds. Value stocks underperformed growth stocks, largely reflecting the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series Flexibly Managed, Mid Core Value and Large Core Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Conservative Allocation Fund	8.49%	3.34%	4.39%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 40,896,036
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 50,661
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$40,896,036
Total number of portfolio holdings	10
Total advisory fee paid	$50,661
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	61.4%
Penn Series Index 500 Fund	8.8%
Penn Series Limited Maturity Bond Fund	8.8%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Penn Series Mid Core Value Fund	0.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	61.4%
Penn Series Index 500 Fund	8.8%
Penn Series Limited Maturity Bond Fund	8.8%
Penn Series Flexibly Managed Fund	7.8%
Penn Series High Yield Bond Fund	4.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Penn Series Mid Core Value Fund	0.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063374 [Member]
Shareholder Report [Line Items]
Fund Name	Developed International Index Fund
Class Name	Developed International Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Developed International Index Fund returned 30.60% for the twelve-months ended December 31, 2025. During the same period, the MSCI EAFE Index, the Fund's broad-based benchmark, returned 31.22%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were ASML, Banco Santander and HSBC. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials and industrials.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were Novo Nordisk, CSL Limited and Recruit Holdings. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy and real estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Developed International Index Fund	30.60%	8.01%	7.49%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	31.22%	8.92%	8.18%

Net Assets	$ 94,728,319
Holdings Count | Holding	706
Advisory Fees Paid, Amount	$ 240,331
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$94,728,319
Total number of portfolio holdings	706
Total advisory fee paid (net of waivers)	$240,331
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle S.A.	1.2%
SAP S.E.	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
ASML Holding N.V.	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle S.A.	1.2%
SAP S.E.	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063375 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Emerging Markets Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$160	1.40%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Emerging Markets Equity Fund returned 28.31% for the twelve-months ended December 31, 2025. During the same period, the MSCI Emerging Markets Index, the Fund's broad-based benchmark, returned 33.57%.
Top Contributors To Performance
SK Hynix Inc. continued to benefit from a strong capex cycle as the company reported record quarterly profits on strong high bandwidth memory sales. Management gave bullish guidance, indicating that memory capacity will likely be tight through 2027. As artificial intelligence capex remains robust, Taiwan Semiconductor Manufacturing Company Limited rallied as it continues to benefit from its position as the leading global foundry. The company beat both top line and margin expectations and delivered record net profit. Tencent Holdings Limited growth was strong across its key segments, with strong gaming revenue in both domestic and international games. Ad growth also accelerated, driven by high ad impressions.
Top Detractors From Performance
TAV Havalimanlari Holdings A.S., a manager of airport terminals and concessions in Turkey, declined due to a weak lira and political uncertainty. COSMAX Inc., the leading Korean cosmetics company, reported somewhat disappointing sales growth in China, which is one-quarter of its revenues. Given better opportunities elsewhere, we sold our position in COSMAX to fund other purchases. Bharat Electronics Limited is a leading defense electronics contractor in India. The stock has meaningfully outperformed year-to-date, and the company announced strong earnings in July, with historically high profit margins. The shares gave up some of their strong year-to-date gains following the report.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	28.31%	(1.92)%	3.44%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	33.57%	4.20%	8.42%

Net Assets	$ 65,899,212
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 568,130
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$65,899,212
Total number of portfolio holdings	45
Total advisory fee paid	$568,130
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings Ltd.	7.0%
SK hynix, Inc.	5.1%
AIA Group Ltd.	4.2%
Samsung Electronics Co., Ltd.	4.1%
Eurobank S.A.	3.6%
Eicher Motors Ltd.	3.1%
Bharti Airtel Ltd.	3.1%
PriceSmart, Inc.	2.9%
Bharat Electronics Ltd.	2.8%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Tencent Holdings Ltd.	7.0%
SK hynix, Inc.	5.1%
AIA Group Ltd.	4.2%
Samsung Electronics Co., Ltd.	4.1%
Eurobank S.A.	3.6%
Eicher Motors Ltd.	3.1%
Bharti Airtel Ltd.	3.1%
PriceSmart, Inc.	2.9%
Bharat Electronics Ltd.	2.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063376 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Growth Fund
Class Name	Large Core Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Growth Fund returned 8.65% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 18.56%.
Top Contributors To Performance
Top contributors to performance were Taiwan Semiconductor Manufacturing Company (TSMC) and underweight positions in Apple and VeriSign. TSMC, the largest semiconductor maker in the world, benefited from advancements in semiconductors and growth in data centers. The company has unique expertise and is at the forefront of manufacturing advanced chips. Apple is an underweight position due to less attractive growth prospects. VeriSign, the registrar for .com and .net domains, recovered in 2025 after a period of concern over slowing domain registrations and unfavorable industry dynamics, and we exited the stock.
Top Detractors From Performance
The largest detractors from performance were UnitedHealth Group, Salesforce and Equinix. UnitedHealth Group, the largest U.S. health insurer, faced a tumultuous year that included headline pressure and fundamental missteps that weighed on margins. The stock recovered some losses later in the year as investors determined many issues were transitory and the former CEO returned. Salesforce was pressured as application software companies were put in the artificial intelligence (AI) disruption bucket by the market. Our research still supports the thesis that customers favor AI solutions from Salesforce over creating them in-house, which would present many challenges. Equinix, a datacenter REIT with unique assets, was down as investors realized the return on recent capital expenditures will be longer duration than expected when compared to history. We sold the stock, but continue to follow it closely.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Core Growth Fund	8.65%	(4.17)%	9.51%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%

Net Assets	$ 136,011,734
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 775,999
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$136,011,734
Total number of portfolio holdings	37
Total advisory fee paid	$775,999
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.7%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.1%
Intuit, Inc.	3.1%
Danaher Corp.	3.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.7%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.8%
Mastercard, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.1%
Intuit, Inc.	3.1%
Danaher Corp.	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063377 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Value Fund
Class Name	Large Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Value Fund returned 12.18% for the twelve-months ended December 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 17.37%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 15.91%.
Top Contributors To Performance
Stock selection within financials was the largest contributor for the year, particularly within capital markets and insurance companies. Information technology stock selection was positive, as were results within energy and real estate. Underweights to consumer staples and real estate were additive, and an overweight to utilities was also positive.
Top Detractors From Performance
In 2025, and over the last three years in totality, we have seen macro factors create meaningful pressure on the Fund’s returns. Large size, strong momentum, high volatility, and high beta stocks have outperformed, making for a top-heavy market and creating headwinds for our quality-value strategy. Earnings quality has also underperformed. Against this backdrop, the Fund underperformed for the year. Overall stock selection was the primary driver of relative underperformance, while sector allocation was also negative. Selection results within industrials were the top detractor, attributable largely to a professional staffing company that underperformed and impacted performance for much of the year. Stock selection within health care, consumer staples, and communication services, along with underweights to information technology and communication services, also contributed to underperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Large Core Value Fund	12.18%	10.30%	9.86%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%

Net Assets	$ 129,660,991
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 805,186
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$129,660,991
Total number of portfolio holdings	64
Total advisory fee paid	$805,186
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Micron Technology, Inc.	2.8%
The Charles Schwab Corp.	2.8%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.5%
Cisco Systems, Inc.	2.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Micron Technology, Inc.	2.8%
The Charles Schwab Corp.	2.8%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.6%
Alphabet, Inc., Class A	2.5%
Cisco Systems, Inc.	2.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063378 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderate Allocation Fund returned 11.17% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and High Yield Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Mid Cap Growth and Large Cap Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderate Allocation Fund	11.17%	5.59%	6.97%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 186,228,412
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 229,819
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$186,228,412
Total number of portfolio holdings	20
Total advisory fee paid	$229,819
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	29.8%
Penn Series Index 500 Fund	20.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	5.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	3.9%
Penn Series Large Growth Stock Fund	3.0%
Penn Series International Equity Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	29.8%
Penn Series Index 500 Fund	20.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	5.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	3.9%
Penn Series Large Growth Stock Fund	3.0%
Penn Series International Equity Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063379 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	Moderately Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Aggressive Allocation Fund returned 12.00% for the twelve-month period ending December 31, 2025, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 17.15% and the Bloomberg U.S. Aggregate Bond Index’s return of 7.30% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, developed international stocks, large-cap growth stocks and emerging market stocks were the top contributors. Developed international and emerging market equities outperformed U.S. stocks, supported by a weaker dollar, easing monetary policy, expansionary fiscal measures and relatively lower valuations. A defining theme of the 2025 equity market was artificial intelligence (AI), with gains driven predominantly by a narrow group of mega-cap companies with significant exposure to AI infrastructure, research and monetization. This dynamic contributed to the outperformance of large-cap growth stocks.
From a manager selection perspective, the Penn Series Quality Bond, Small Cap Growth and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, REITs, large-cap value stocks and mid-cap value stocks were the top detractors. REITs continued to face pressure from elevated interest rates and structural weaknesses in the office real estate segment. Value stocks underperformed growth stocks, largely due to the AI-driven market dynamics discussed above.
From a manager selection perspective, the Penn Series International Equity, Large Core Growth and Large Cap Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2015 through December 31, 2025

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2025)	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund	12.00%	7.02%	8.10%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

Net Assets	$ 189,395,950
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 231,843
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$189,395,950
Total number of portfolio holdings	20
Total advisory fee paid	$231,843
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.9%
Penn Series Quality Bond Fund	14.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	5.9%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Growth Stock Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Mid Core Value Fund	3.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	24.9%
Penn Series Quality Bond Fund	14.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	5.9%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Growth Stock Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Mid Core Value Fund	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.